INTANGIBLE ASSETS (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
INTANGIBLE ASSETS
Amortization And Depreciation Expense	$ 192,732	$ 192,732	$ 385,464	$ 224,854